Inventories and Equipment on Operating Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Property Subject to or Available for Operating Lease [Line Items]
Depreciable lives, minimum	3
Depreciable lives, maximum	4
Inventories, net [Abstract]
Finished goods	$ 866	$ 858
Work-in-process	58	46
Raw materials	97	87
Total Inventories	1,021	991
Provision for inventory	39	31	52
Inventories and Equipment on Operating Lease, Net [Abstract]
Equipment on operating lease	1,556	1,561
Accumulated depreciation	1,023	1,031
Property Subject to or Available for Operating Lease, Net	533	530
Depreciation and obsolescence expense for equipment on operating lease	294	313	329
Operating Leases, Future Minimum Payments Receivable [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	392
Operating Leases, Future Minimum Payments Receivable, in Two Years	295
Operating Leases, Future Minimum Payments Receivable, in Three Years	199
Operating Leases, Future Minimum Payments Receivable, in Four Years	113
Operating Leases, Future Minimum Payments Receivable, in Five Years	59
Operating Leases, Future Minimum Payments Receivable, Thereafter	23
Operating Leases, Income Statement, Contingent Revenue	$ 154	$ 133	$ 125
Assets Leased to Others [Member]
Property Subject to or Available for Operating Lease [Line Items]
Equipment operating lease terms, minimum	12
Equipment operating lease terms, maximum	36